Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Jan. 28, 2021
Prospectus Date	Jan. 28, 2021
Timber Point Global Allocations Fund
Prospectus [Line Items]
Trading Symbol	CGHIX
Timber Point Alternative Income Fund
Prospectus [Line Items]
Trading Symbol	AIIFX